Equity (Details) - Schedule of presents the movements in options granted and issued	6 Months Ended
Dec. 31, 2021 AUD ($) shares
Equity (Details) - Schedule of presents the movements in options granted and issued [Line Items]
Number of stock option shares issued | shares	45,150,000
Stock option shares issued value | $	$ 358,686
Unlisted options issued to consultant [Member]
Equity (Details) - Schedule of presents the movements in options granted and issued [Line Items]
Issued Date	Dec. 08, 2021
Number of stock option shares issued | shares	12,000,000
Stock option shares issued value | $	$ 326,544
Unlisted options issued to employees [Member]
Equity (Details) - Schedule of presents the movements in options granted and issued [Line Items]
Issued Date	Dec. 08, 2021
Number of stock option shares issued | shares	13,900,000
Stock option shares issued value | $	$ 13,326
Unlisted options issued to employees [Member[
Equity (Details) - Schedule of presents the movements in options granted and issued [Line Items]
Issued Date	Dec. 08, 2021
Number of stock option shares issued | shares	19,250,000
Stock option shares issued value | $	$ 18,816